Post-retirement benefit obligations	12 Months Ended
Jun. 30, 2026
Post-retirement benefit obligations
Post-retirement benefit obligations
31	Post-retirement benefit obligations

		Non-current		Current		Total
		2026	2025	2026	2025	2026	2025
for the year ended 30 June	Note	Rm	Rm	Rm	Rm	Rm	Rm
Post-retirement healthcare obligations	31.1
South Africa		4 504	3 943	347	325	4 851	4 268
United States of America		63	234	13	6	76	240
		4 567	4 177	360	331	4 927	4 508
Pension obligations	31.2
Foreign – post-retirement benefit obligation		7 055	7 944	378	386	7 433	8 330
Total post-retirement benefit obligations		11 622	12 121	738	717	12 360	12 838

Pension assets	31.2
South Africa – post-retirement benefit asset		(124)	(113)	—	—	(124)	(113)
Foreign – post-retirement benefit asset		(1 189)	(970)	—	—	(1 189)	(970)
Total post-retirement benefit assets		(1 313)	(1 083)	—	—	(1 313)	(1 083)
Net pension obligations		5 742	6 861	378	386	6 120	7 247

		Loss/(gain) recognised in the income			Loss/(gain) recognised in other
		statement			comprehensive income
		2026	2025	2024	2026	2025	2024
for the year ended 30 June	Note	Rm	Rm	Rm	Rm	Rm	Rm
Post-retirement benefit obligations
Post-retirement healthcare obligations	31.1	379	523	495	378	137	137
Pension benefits – projected benefit obligation	31.2	10 608	10 836	10 162	1 329	1 819	2 081
Pension benefits – plan asset of funded obligation	31.2	(8 524)	(9 640)	(8 998)	(823)	(1 559)	(3 575)
Interest on asset limitation		239	644	665	—	—	—
Net movement on asset limitation and reimbursive right*		—	—	—	(1 131)	(648)	1 302
		2 702	2 363	2 324	(247)	(251)	(55)

*Refer to note 31.2 for the asset not recognised due to asset limitation.

31	Post-retirement benefit obligations continued

The Group provides post-retirement medical and pension benefits to certain of its retirees, principally in South Africa, Europe and the United States of America. Generally, medical cover provides for a specified percentage of most medical expenses, subject to pre-set rules and maximum amounts. Pension benefits are payable in the form of retirement, disability and surviving dependent pensions. The medical benefits are unfunded. The pension benefits in South Africa are funded. In the United States of America certain of our Pension Funds are funded.

	Healthcare benefits	Pension benefits
Last actuarial valuation – South Africa	30 June 2026	31 March 2026
Last actuarial valuation – United States of America	30 June 2026	30 June 2026
Last actuarial valuation – Europe	n/a*	30 April 2026
Full/interim valuation	Full	Full
Valuation method adopted	Projected unit credit	Projected unit credit

*Not applicable as there is no post-retirement healthcare obligation in Europe.

The plans have been assessed by the actuaries and have been found to be in sound financial positions.

Principal actuarial assumptions

Weighted average assumptions used in performing actuarial valuations determined in consultation with independent actuaries.

			United States of
	South Africa		America				Europe
	2026	2025	2026		2025		2026	2025
at valuation date	%	%	%		%		%	%
Healthcare cost inflation	6,0	7,5	n/a	*	n/a	*	n/a	n/a
Discount rate – post-retirement medical benefits	9,4	12,0	5,6		5,3		n/a	n/a
Discount rate – pension benefits	8,8	10,8	5,4		5,3		4,3	3,9
Pension increase assumption	4,2	6,0	n/a	**	n/a	**	2,2	2,2
Average salary increases	4,0	5,5	4,2		4,2		3,2	3,2
Weighted average duration of the obligation – post-retirement medical obligation	12,5 years	12,5 years	11 years		9 years		n/a	n/a
Weighted average duration of the obligation – pension obligation	10 years	10,25 years	8 years		8 years		13 years	14 years

*

The healthcare cost inflation rate in respect of the plans for the United States of America is capped. All additional future increases due to the healthcare cost inflation will be borne by the participants.

**	There are no automatic pension increases for the United States of America pension plan.

Assumptions regarding future mortality are based on published statistics and mortality tables.

31	Post-retirement benefit obligations continued
31.1	Post-retirement healthcare obligations

In South Africa, certain healthcare and life assurance benefits are provided to South African employees hired prior to 1 January 1998, who retire and satisfy the necessary requirements of the medical fund.

Reconciliation of the total post-retirement healthcare obligation recognised in the statement of financial position

	South Africa		United States of America		Total
	2026	2025	2026	2025	2026	2025
for the year ended 30 June	Rm	Rm	Rm	Rm	Rm	Rm
Total post-retirement healthcare obligation at beginning of year	4 268	3 915	240	246	4 508	4 161
Movements recognised in the income statement:	518	499	(139)	24	379	523
current service cost	23	22	6	12	29	34
past service cost*	—	—	(153)	—	(153)	—
interest cost	495	477	8	12	503	489
Actuarial losses/(gains) recognised in other comprehensive income:	379	146	(1)	(9)	378	137
arising from changes in financial assumptions	448	222	(3)	—	445	222
arising from changes in actuarial experience	(69)	(76)	2	(9)	(67)	(85)
Benefits paid	(314)	(292)	(10)	(15)	(324)	(307)
Translation of foreign operations	—	—	(14)	(6)	(14)	(6)
Total post-retirement healthcare obligation at end of year	4 851	4 268	76	240	4 927	4 508
*	During the year, the Group amended the US post-retirement medical plan. The amendment resulted in a past service credit (negative past service cost) which was recognised in the income statement.

The sensitivity analysis is performed in order to assess how the post-retirement healthcare obligation would be affected by changes in the key actuarial assumptions underpinning the calculation.

	South Africa		United States of America
	2026	2025	2026		2025
for the year ended 30 June	Rm	Rm	Rm		Rm
1% point change in actuarial assumptions:
Increase in the healthcare cost inflation	518	434	—	*	—	*
Decrease in the healthcare cost inflation	(450)	(377)	—	*	—	*
Increase in the discount rate	(433)	(360)	(7)		(21)
Decrease in the discount rate	505	419	9		25
*

A change in the healthcare cost inflation for the United States of America will not have an effect on the above components or the obligation as the employer’s cost is capped and all future increases due to the healthcare cost inflation are borne by the participants. There are no automatic pension increases for the United States of America pension plan.

A change in the pension increase assumption will not have an effect on the above obligation. In South Africa the post-retirement benefit contributions are linked to medical aid inflation and based on a percentage of income or pension. Where pension increases differ from medical aid inflation, the difference will need to be allowed for in a change in the percentage of income or pension charged.

The sensitivities may not be representative of the actual change in the post-retirement healthcare obligation, as it is unlikely that the changes would occur in isolation of one another, and some of the assumptions may be correlated.

31	Post-retirement benefit obligations continued
31.1	Post-retirement healthcare obligations continued

Healthcare cost inflation risk

Healthcare cost inflation is consumer price index inflation plus two percentage points over the long term. An increase in healthcare cost inflation will increase the obligation of the plan.

Discount rate risk

The discount rate is derived from prevailing bond yields. A decrease in the discount rate will increase the obligation of the plan.

Pension increase risk

The South African healthcare plan is linked to pension benefits paid, which are to some extent linked to inflation. Accordingly, increased inflation levels represent a risk that could increase the cost of paying the funds committed to benefits.

Other

Changes in other assumptions used could also affect the measured liabilities. There is also a regulatory risk as well as foreign funds under the jurisdiction of other countries. To the extent that governments can change the regulatory frameworks, there may be a risk that minimum benefits or minimum pension increases may be instituted, increasing the associated cost for the fund.

31.2	Pension benefits

South African operations

Background

In 1994, all members were given the choice to voluntarily transfer to the newly established defined contribution section of the pension fund and approximately 99% of contributing members chose to transfer to the defined contribution section.

Defined benefit option for defined contribution members

In terms of the rules of the fund, on retirement, employees employed before 1 January 2009 have an option to purchase a defined benefit pension with their member share. Should a member elect this option, the Group is exposed to actuarial risk. In terms of IAS 19, the classification requirements stipulate that where an employer is exposed to any actuarial risk, the fund must be classified as a defined benefit plan.

Fund assets

The assets of the fund are held separately from those of the Company in a trustee administered fund, registered in terms of the South African Pension Funds Act, 1956. Included in the fund assets at 31 March 2026 are 1 161 107 (2025: 2 080 908) Sasol ordinary shares valued at R188 million (2025: R160 million) at year-end purchased under terms of an approved investment strategy, and property valued at R1 583 million (2025: R1 589 million) that is currently occupied by Sasol.

Membership

A significant number of employees are covered by union sponsored, collectively bargained, and in some cases, multi-employer defined contribution pension plans. Information from the administrators of these plans offering defined benefits is not sufficient to permit the Company to determine its share, if any, of any unfunded vested benefits.

31	Post-retirement benefit obligations continued
31.2	Pension benefits continued

Pension fund assets

The assets of the pension funds are invested as follows:

	South Africa		United States of America
	2026	2025	2026	2025
at 30 June	%	%	%	%
Equities	53	55	33	33
resources	8	6	3	3
industrials	4	4	4	4
consumer discretionary	9	11	3	4
consumer staples	5	6	2	3
healthcare	3	4	3	3
information technologies	7	7	10	8
telecommunications	3	3	3	3
utilities	1	1	—	—
financials (ex real estate)	13	13	5	5
Fixed interest	21	17	41	42
Direct property	11	11	5	7
Listed property	3	3	—	—
Cash and cash equivalents	3	4	—	—
Third party managed assets	6	9	—	—
Other	3	1	21	18
Total	100	100	100	100

The pension fund assets are measured at fair value at valuation date. The fair value of equity has been calculated by reference to quoted prices in an active market. The fair value of property and other assets has been determined by performing market valuations and using other valuation techniques at the end of each reporting period.

31	Post-retirement benefit obligations continued
31.2	Pension benefits continued

Investment strategy

The trustees target the plans’ asset allocation within the following ranges within each asset class:

	South Africa¹		United States of America
	Minimum	Maximum	Minimum	Maximum
Asset classes	%	%	%	%
Equities
local	20	35	—	100
foreign	25	40	—	100
Fixed interest	10	25	—	100
Property	10	20	—	100
Other	—	15	—	100
1	Members of the defined contribution scheme have a choice of five investment portfolios. The portion of fund assets invested in each portfolio is 0,9%, 84,3%, 2,2%, 0,5% and 12,1% for the low risk portfolio, moderate balanced portfolio, aggressive balanced portfolio, money market portfolio and cash flow matched portfolio, respectively. Defined benefit members’ funds are invested in the moderate balanced portfolio. The money market portfolio is restricted to active members from age 55. The targeted allocation disclosed represents the moderate balanced investment portfolio which the majority of the members of the scheme have adopted.

The trustees of the respective funds monitor investment performance and portfolio characteristics on a regular basis to ensure that managers are meeting expectations with respect to their investment approach. There are restrictions and controls placed on managers in this regard.

Reconciliation of the projected net pension liability/(asset) recognised in the statement of financial position

	South Africa		Foreign		Total
	2026	2025	2026	2025	2026	2025
for the year ended 30 June	Rm	Rm	Rm	Rm	Rm	Rm
Projected benefit obligation (funded)	86 868	79 943	3 288	3 657	90 156	83 600
defined benefit portion	41 265	38 300	3 288	3 657	44 553	41 957
defined benefit option for defined contribution members	45 603	41 643	—	—	45 603	41 643
Plan assets	(92 924)	(87 141)	(4 477)	(4 627)	(97 401)	(91 768)
defined benefit portion	(138 527)	(45 498)	(4 477)	(4 627)	(143 004)	(50 125)
defined benefit option for defined contribution members	45 603	(41 643)	—	—	45 603	(41 643)
Projected benefit obligation (unfunded)	—	—	7 433	8 330	7 433	8 330
Asset not recognised due to asset limitation	5 932	7 085	—	—	5 932	7 085
Net liability/(asset) recognised	(124)	(113)	6 244	7 360	6 120	7 247

31	Post-retirement benefit obligations continued
31.2	Pension benefits continued

The obligation which arises for the defined contribution members with the option to purchase into the defined benefit fund is limited to the assets that they have accumulated until retirement date. However, after retirement date, there is actuarial risk associated with the members as full defined benefit members.

Based on the latest actuarial valuation of the fund and the approval of the trustees of the surplus allocation, the Group has an unconditional entitlement to only the funds in the employer surplus account and the contribution reserve. The remaining estimated surplus due to the Company amounts to approximately R124 million (2025: R113 million) and has been included in the pension asset recognised in the current year.

Investment risk

The actuarial valuation assumes certain asset returns on invested assets. If actual returns on plan assets are below the assumption, this may lead to a strain on the fund, which, over time, may lead to a plan deficit. In order to mitigate the concentration risk, the fund assets are invested across equity securities, property securities and debt securities. Given the long-term nature of the obligations, it is considered appropriate that investment is made in equities and real estate to improve the return generated by the fund. These may result in improved pension benefits to members.

Pension increase risk

Benefits in these plans are to some extent linked to inflation so increased inflation levels represent a risk that could increase the cost of paying the funds committed to benefits. This risk is mitigated as pension benefits are subject to affordability.

Discount rate risk

The discount rate is derived from prevailing bond yields. A decrease in the discount rate used will increase the obligation of the plan.

Other

Changes in other assumptions used could also affect the measured liabilities. There is also a regulatory risk as well as foreign funds under the jurisdiction of other countries. To the extent that governments can change the regulatory frameworks, there may be a risk that minimum benefits or minimum pension increases may be instituted, increasing the associated cost for the fund.

31	Post-retirement benefit obligations continued
31.2	Pension benefits continued

Reconciliation of projected benefit obligation

	South Africa		Foreign		Total
	2026	2025	2026	2025	2026	2025
for the year ended 30 June	Rm	Rm	Rm	Rm	Rm	Rm
Projected benefit obligation at beginning of year	79 943	72 186	11 987	11 697	91 930	83 883
Movements recognised in income statement:	9 713	9 961	895	875	10 608	10 836
current service cost	1 411	1 196	430	410	1 841	1 606
interest cost	8 302	8 765	465	465	8 767	9 230
Actuarial losses/(gains) recognised in other comprehensive income:	1 620	2 082	(291)	(263)	1 329	1 819
arising from changes in financial assumptions	1 046	4 652	(210)	(204)	836	4 448
arising from change in actuarial experience	574	(2 570)	(81)	(59)	493	(2 629)
Member contributions	640	658	—	—	640	658
Benefits paid	(5 048)	(4 944)	(716)	(722)	(5 764)	(5 666)
Translation of foreign operations	—	—	(1 154)	400	(1 154)	400
Projected benefit obligation at end of year	86 868	79 943	10 721	11 987	97 589	91 930

unfunded obligation¹	—	—	7 433	8 330	7 433	8 330
funded obligation	86 868	79 943	3 288	3 657	90 156	83 600
1	Certain of the foreign defined benefit plans have reimbursement rights under contractually agreed legal binding terms that match the amount and timing of some of the benefits payable under the plan. This reimbursive right has been recognised in long-term receivables at fair value of R83 million (2025: R112 million). A loss of R22 million (2025: R23 million) has been recognised in other comprehensive income in respect of the reimbursive right.

31	Post-retirement benefit obligations continued
31.2	Pension benefits continued

Reconciliation of plan assets of funded obligation

	South Africa		Foreign		Total
	2026	2025	2026	2025	2026	2025
for the year ended 30 June	Rm	Rm	Rm	Rm	Rm	Rm
Fair value of plan assets at beginning of year	87 141	79 389	4 627	4 596	91 768	83 985
Movements recognised in income statement:	8 305	9 420	219	220	8 524	9 640
interest income	8 305	9 420	219	220	8 524	9 640
Actuarial (losses)/gains recognised in other comprehensive income:	514	1 283	309	276	823	1 559
arising from return on plan assets (excluding interest income)	514	1 283	309	276	823	1 559
Plan participant contributions¹	640	658	—	—	640	658
Employer contributions¹	1 372	1 335	57	66	1 429	1 401
Benefit payments	(5 048)	(4 944)	(373)	(419)	(5 421)	(5 363)
Translation of foreign operations	—	—	(362)	(112)	(362)	(112)
Fair value of plan assets at end of year	92 924	87 141	4 477	4 627	97 401	91 768
Actual return on plan assets	8 819	10 703	528	496	9 347	11 199
1	Contributions, for the defined contribution section, are paid by the members and Sasol at fixed rates.

Contributions

Funding is based on actuarially determined contributions. The following table sets forth the projected pension contributions of funded obligations for the 2027 financial year.

	South Africa	Foreign
	Rm	Rm
Pension contributions	1 399	57

Sensitivity analysis

A sensitivity analysis is performed in order to assess how the post-retirement pension obligation would be affected by changes in the key actuarial assumptions underpinning the calculation.

	South Africa		Foreign
	2026	2025	2026		2025
for the year ended 30 June	Rm	Rm	Rm		Rm
1% point change in actuarial assumptions
Increase in average salaries increase assumption	5	6	200		247
Decrease in average salaries increase assumption	(4)	(5)	(175)		(215)
Increase in the discount rate	(1 508)	(1 443)	(1 141)		(1 212)
Decrease in the discount rate	1 805	1 722	1 402		1 473
Increase in the pension increase assumption	1 855	1 770	758	*	821	*
Decrease in the pension increase assumption	(1 581)	(1 513)	(639)	*	(689)	*
*

This sensitivity analysis relates only to the Europe obligations as there are no automatic pension increases for the United States of America pension plan, and thus it is not one of the inputs utilised in calculating the obligation.

The sensitivities may not be representative of the actual change in the post-retirement pension obligation, as it is unlikely that the changes would occur in isolation of one another, and some of the assumptions may be correlated.

31	Post-retirement benefit obligations continued
31.2	Pension benefits continued

Accounting policies:

The Group contributes to defined contribution pension plans and defined benefit pension plans for its employees in certain of the countries in which it operates. These plans are generally funded through payments to trustee-administered funds as determined by annual actuarial calculations.

Defined contribution pension plans are plans under which the Group pays fixed contributions into a separate legal entity and has no legal or constructive obligation to pay further amounts. Contributions to defined contribution pension plans are charged to the income statement as an employee expense in the period in which the related services are rendered by the employee.

The Group’s net obligation in respect of defined benefit pension plans is actuarially calculated separately for each plan by deducting the fair value of plan assets from the gross obligation for post-retirement benefits. The gross obligation is determined by estimating the future benefit attributable to members in return for services rendered to date.

This future benefit is discounted to determine its present value, using discount rates based on government bonds for South African obligations, and corporate bonds in Europe and the US, that have maturity dates approximating the terms of the Group’s obligations and which are denominated in the currency in which the benefits are expected to be paid. Independent actuaries perform this calculation annually using the projected unit credit method.

Defined contribution members employed before 2009 have an option to purchase a defined benefit pension with their member share. This option gives rise to actuarial risk, and as such, these members are accounted for as part of the defined benefit fund and are disclosed as such.

Past service costs are charged to the income statement at the earlier of the following dates:

●	when the plan amendment or curtailment occurs; or
●	when the Group recognises related restructuring costs or termination benefits.

Actuarial gains and losses arising from experience adjustments and changes to actuarial assumptions, the return on plan assets (excluding amounts included in net interest on the defined benefit liability/(asset)) and any changes in the effect of the asset ceiling (excluding amounts included in net interest on the defined benefit liability/(asset)) are remeasurements that are recognised in other comprehensive income in the period in which they arise.

Where the plan assets exceed the gross obligation, the asset recognised is limited to the lower of the surplus in the defined benefit plan and the asset ceiling, determined using a discount rate based on government bonds.

Surpluses and deficits in the various plans are not offset.

The entitlement to healthcare benefits is usually based on the employee remaining in service up to retirement age and the completion of a minimum service period. The expected costs of these benefits are accrued on a systematic basis over the expected remaining period of employment, using the accounting methodology described in respect of defined benefit pension plans above. Independent actuaries perform the calculation of this obligation annually.